UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2017 – 06/30/2018

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21349
Reporting Period: 07/01/2017 - 06/30/2018
BlackRock Limited Duration Income Trust

=================== BlackRock Limited Duration Income Trust ====================

CAESARS ENTERTAINMENT CORPORATION

Ticker:       CZR            Security ID:  127686103
Meeting Date: MAY 30, 2018   Meeting Type: Annual
Record Date:  APR 04, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark Frissora            For       For          Management
1.2   Elect Director James Hunt               For       For          Management
1.3   Elect Director John Dionne              For       For          Management
1.4   Elect Director Richard Schifter         For       Withhold     Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Other Business                          For       Against      Management

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LYONDELLBASELL INDUSTRIES N.V.

Ticker:       LYB            Security ID:  N53745100
Meeting Date: JUN 01, 2018   Meeting Type: Annual
Record Date:  MAY 04, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Articles                          For       For          Management
2a    Elect Director Bhavesh (Bob) Patel      For       For          Management
2b    Elect Director Robert Gwin              For       For          Management
2c    Elect Director Jacques Aigrain          For       For          Management
2d    Elect Director Lincoln Benet            For       For          Management
2e    Elect Director Jagjeet (Jeet) Bindra    For       For          Management
2f    Elect Director Robin Buchanan           For       For          Management
2g    Elect Director Stephen Cooper           For       For          Management
2h    Elect Director Nance Dicciani           For       For          Management
2i    Elect Director Claire Farley            For       For          Management
2j    Elect Director Isabella (Bella) Goren   For       For          Management
2k    Elect Director Bruce Smith              For       For          Management
2l    Elect Director Rudy van der Meer        For       For          Management
3a    Elect Bhavesh (Bob) Patel to            For       For          Management
      Management Board
3b    Elect Thomas Aebischer to Management    For       For          Management
      Board
3c    Elect Daniel Coombs to Management Board For       For          Management
3d    Elect Jeffrey Kaplan to Management      For       For          Management
      Board
3e    Elect James Guilfoyle to Management     For       For          Management
      Board
4     Adopt Financial Statements and          For       For          Management
      Statutory Reports
5     Approve Discharge of Management Board   For       For          Management
6     Approve Discharge of Supervisory Board  For       For          Management
7     Ratify PricewaterhouseCoopers           For       For          Management
      Accountants N.V. as Auditors
8     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
9     Approve Dividends of USD 3.70 Per Share For       For          Management
10    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
11    Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
12    Authorization of the Cancellation of    For       For          Management
      Shares
13    Amend Qualified Employee Stock          For       For          Management
      Purchase Plan

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OCEAN RIG UDW INC.

Ticker:       ORIG           Security ID:  G66964118
Meeting Date: NOV 03, 2017   Meeting Type: Special
Record Date:  SEP 25, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Adopt the Second Amended and Restated   For       For          Management
      Memorandum and Articles
2     Reduce Authorized Common and Preferred  For       For          Management
      Stock
3     Approve the Redesignation and           For       For          Management
      Cancellation of Shares
4     Other Business                          For       Against      Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Limited Duration Income Trust

Date:	August 30, 2018